Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (6,926,260)	$ (1,948,791)	$ (13,782,384)	$ 10,145
Adjustments to reconcile net loss to net cash used in operating activities:
Depletion, depreciation, amortization, and accretion	430,427	499,194	890,372	885,832
Amortization of right-to-use asset			12,690
Change in allowance for losses and write off of receivables				(46,961)
Change in fair value of derivative asset	(141,256)
Change in fair value of derivative liability	(91,703)
Deferred income tax benefit		(699,484)	608,500	(608,500)
Amortization of debt discount and debt issuance costs	2,344,697		300,803
Accrued interest expense on note payable and other current liabilities	86,330	101,953	267,686	53,013
Interest income on restricted investments and notes receivable	(26,328)	(24,669)	(50,951)	(46,437)
Gain on asset sales				(5,834,293)
Stock-based compensation			6,893,705	2,499,000
Loss on exchange of debt for ORRI				316,531
Property assignment			166,449
Compensation – assignment of property		166,449
Changes in operating assets and liabilities:
Accounts receivables	(118,154)	(34,603)	(158,953)	67,187
Prepaid expenses and other assets	357,090	23,315	(685,252)	(25,051)
Accounts payable	(788,397)	543,963	257,650	(74,185)
Accrued liabilities	(180,379)	176,777	(32,004)	(129,741)
Excise tax payable	195,335
Withholding tax payable	175,485
Due to related parties	(1,354)	170,603		367,797
Lease liability			(12,690)
Asset retirement obligations settled			(28,087)
Other liabilities – current	4,980	(44,890)	2,518	(117,258)
Net cash used in operating activities	(4,679,487)	(1,070,183)	(5,349,948)	(2,682,921)
Cash Flows from Investing Activities:
Investment in property, plant and equipment, net	(802,546)	(200,000)	(210,000)	(3,581,736)
Investment in oil and natural gas properties			(323,054)	(394,796)
Proceeds from sale of interest in oil and natural gas properties				2,499,920
Proceeds from sale of restricted investments				193,412
Investment in joint venture	(75,000)
Net cash used in investing activities	(877,546)	(200,000)	(533,054)	(1,283,200)
Cash Flows from Financing Activities:
Members’ contributions prior to reorganization				145,500
Members’ withdrawals prior to reorganization				(59,294)
Issuance of common stock	8,413,964	12,000	12,000	1,565,228
Proceeds from bridge financing			3,109,091	2,000,000
Repayment of note payable				(10,000)
Proceeds from reverse recapitalization			4,571,062
Repayment from related party				244,292
Proceeds from note payable		1,089,528
Proceeds from convertible note, net of transaction costs	2,790,000
Repayment on convertible notes	(1,416,667)
Debt issuance costs	(84,183)
Proceeds from related party		77,500		360,000
Repayment to related party			(875,417)	(160,000)
Net cash provided by financing activities	9,703,114	1,179,028	6,816,736	4,085,726
Net Change in Cash and cash equivalents	4,146,081	(91,155)	933,734	119,605
Cash and cash equivalents – Beginning of period	1,053,744	120,010	120,010	405
Cash and cash equivalents – End of period	5,199,825	28,855	1,053,744	120,010
Supplemental cash flow information:
Cash interest payments	462,331	34,264	67,679	111,322
Asset retirement obligations incurred				85,802
Capital expenditures accrued in accounts payable and accrued liabilities		(152,894)
Asset retirement obligations sold recorded as a reduction of oil and natural gas properties			26,780	3,407,818
Revisions to asset retirement obligations			435,067	(497,407)
ORRI interest acquired through and exchange of debt				652,560
Partial purchase of note payable by related party				70,000
Working interest acquired based on historical cost associated with the interest				122,527
Conversion of bridge financing debentures into shares of common stock			3,659,682
Issuance of shares of common stock to advisors			1,892,266
Supplemental non-cash investing and financing activities:
Asset retirement obligations incurred				85,802
Capital expenditures accrued in accounts payable and accrued liabilities		$ (152,894)
Asset retirement obligations sold recorded as a reduction of oil and natural gas properties			26,780	3,407,818
Revisions to asset retirement obligations			435,067	(497,407)
ORRI interest acquired through and exchange of debt				652,560
Partial purchase of note payable by related party				70,000
Working interest acquired based on historical cost associated with the interest				122,527
Conversion of bridge financing debentures into shares of common stock			3,659,682
Issuance of shares of common stock to advisors			$ 1,892,266